Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Details
Book income (loss)					$ (8,500)	$ (24,200)
Other non-deductible expenses					74,250	79,000
Valuation allowance					(65,750)	(54,800)
Income Tax Provisions